Tax matters - Schedule of tax recognized in equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other comprehensive income
Items not reclassified to profit or loss	€ 85	€ 358	€ 49
Actuarial gains or (-) losses on defined benefit pension plans	172	302	96
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(4)	20	(19)
Financial liabilities at fair value with changes in results attributable to changes in credit risk	(83)	36	(26)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0	(2)
Items that may be reclassified to profit or loss	54	(919)	1,522
Cash flow hedges	(205)	(732)	912
Changes in the fair value of debt instruments through other comprehensive income	261	(214)	661
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(2)	27	(51)
Total	€ 139	€ (561)	€ 1,571